Convertible Preferred Stock (Details) - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Shares of Common Stock Received		7,814,749	50,000	942,157	517,647	296,078		392,157
Convertible Preferred Series A [Member]
Number of Convertible Preferred Series		132,200	12,750	240,250	132,000	75,500		100,000	385,200	307,500
Series A-1 Preferred Stock [Member]
Number of Convertible Preferred Series		1,860,561